GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL.
Schedule of activities for goodwill

	2023	2022
Balance at Beginning of Year	$37,797,301	$4,918,823
Acqusitions During the Year	—	38,729,250
Measurement Period Adjustments	114,300	—
Impairments During the Year	(37,911,601)	(5,850,772)
Balance at End of Year	$—	$37,797,301